UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Chilton Capital Management, L.P.
           -----------------------------------------------------
Address:   1300 Post Oak Boulevard,
           Suite 1220
           Houston, TX 77056
           -----------------------------------------------------

Form 13F File Number: 28-07004
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Thomas M. Motter
        -------------------------
Title:  Chief Investment Officer
        -------------------------
Phone:  713-650-1995
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter                   Houston, TX                    08/01/2003
--------------------                   -----------                    ----------
    [Signature]                       [City, State]                     [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            62
                                         ------------
Form 13F Information Table Value Total:  $129,889,482
                                         ------------



List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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
                                              FORM 13F INFORMATION TABLE

                                                                  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
3M Company                     COM              88579Y101  2780809   21560          SOLE    SOLE        0      0    0
Bank Of America Com            COM              60505104  41838877  529405          SOLE    SOLE        0      0    0
Affymetrix Inc                 COM              00826T108   330340   16760          SOLE    SOLE        0      0    0
American Express Company       COM              25816109    526806   12600          NONE    DEFINED,    0      0    0
                                                                                            1
American International Group   COM              26874107   3547853   64296          SOLE    SOLE        0      0    0
Amgen Inc                      COM              31162100   2396812   35784          SOLE    SOLE        0      0    0
Amgen Inc                      COM              31162100    200940    3000          NONE    DEFINED,    0      0    0
                                                                                            1
Analog Devices Inc             COM              32654105   1432495   41140          SOLE    SOLE        0      0    0
AOL Time Warner Inc            COM              00184A105  2127661  132235          SOLE    SOLE        0      0    0
Applied Materials              COM              38222105   1354224   85440          SOLE    SOLE        0      0    0
Bank Of America Com            COM              60505104    276605    3500          NONE    DEFINED,    0      0    0
                                                                                            1
Chevrontexaco Corp             COM              166764100  1757059   24336          SOLE    SOLE        0      0    0
Chevrontexaco Corp             COM              166764100   216600    3000          NONE    DEFINED,    0      0    0
                                                                                            1
Cisco Systems Inc              COM              17275R102  2010019  119644          SOLE    SOLE        0      0    0
Citigroup Inc Com              COM              172967101  3448396   80570          SOLE    SOLE        0      0    0
Citigroup Inc Com              COM              172967101   214000    5000          NONE    DEFINED,    0      0    0
                                                                                            1
Coca-Cola Company              COM              191216100   185640    4000          NONE    DEFINED,    0      0    0
                                                                                            1
Cv Therapeutics Inc            COM              126667104   496379   16730          SOLE    SOLE        0      0    0
Dow Chem Co                    COM              260543103  2894327   93486          SOLE    SOLE        0      0    0
Dow Chem Co                    COM              260543103   185760    6000          NONE    DEFINED,    0      0    0
                                                                                            1
Eli Lilly & Co                 COM              532457108  2645000   38350          SOLE    SOLE        0      0    0
Eli Lilly & Co                 COM              532457108   206910    3000          NONE    DEFINED,    0      0    0
                                                                                            1
Exxon Mobil Corp Com           COM              30231G102  3302140   91956          SOLE    SOLE        0      0    0
Exxon Mobil Corp Com           COM              30231G102   251370    7000          NONE    DEFINED,    0      0    0
                                                                                            1
General Electric Co            COM              369604103  2360421   82302          SOLE    SOLE        0      0    0
General Electric Co            COM              369604103   860400   30000          NONE    DEFINED,    0      0    0
                                                                                            1
Goldman Sachs Group            COM              38141G104  2395250   28600          SOLE    SOLE        0      0    0
Honeywell Intl Inc             COM              438516106  2336353   87015          SOLE    SOLE        0      0    0
Intel Corp Com                 COM              458140100  1830282   88079          SOLE    SOLE        0      0    0
International Business Machine COM              459200101  1387238   16815          SOLE    SOLE        0      0    0
J P Morgan Chase &             COM              46625H100  3734165  109250          SOLE    SOLE        0      0    0
Johnson & Johnson              COM              478160104  1050803   20325          SOLE    SOLE        0      0    0
Laboratory Corp Amer           COM              50540R409   723600   24000          SOLE    SOLE        0      0    0
Liberty Media Corp             COM              530718105  2845378  246140          SOLE    SOLE        0      0    0
Medtronic Inc                  COM              585055106  2294453   47831          SOLE    SOLE        0      0    0
Medtronic Inc                  COM              585055106   191880    4000          NONE    DEFINED,    0      0    0
                                                                                            1
Mellon Financial Corp          COM              585509102   320513   11550          SOLE    SOLE        0      0    0
Merck & Co Inc                 COM              589331107  1470760   24290          SOLE    SOLE        0      0    0
Merrill Lynch & Co             COM              590188108  1388963   29755          SOLE    SOLE        0      0    0
Microsoft Corp                 COM              594918104  2353047   91880          SOLE    SOLE        0      0    0
Morgan Stanley                 COM              617446448   693619   16225          SOLE    SOLE        0      0    0
Nokia Corp Spon Adr            COM              654902204   253351   15420          SOLE    SOLE        0      0    0
Northrop Grumman               COM              666807102  2128343   24665          SOLE    SOLE        0      0    0
Pepsico Incorporated           COM              713448108   862188   19375          SOLE    SOLE        0      0    0
Pfizer Inc Com                 COM              717081103  3607435  105635          SOLE    SOLE        0      0    0
Pfizer Inc Com                 COM              717081103   563475   16500          NONE    DEFINED,    0      0    0
                                                                                            1
Procter & Gamble Co            COM              742718109  2178222   24425          SOLE    SOLE        0      0    0
Procter & Gamble Co            COM              742718109   178360    2000          NONE    DEFINED,    0      0    0
                                                                                            1
Raytheon Co Com New            COM              755111507  1607518   48950          SOLE    SOLE        0      0    0
Raytheon Co Com New            COM              755111507   197040    6000          NONE    DEFINED,    0      0    0
                                                                                            1
Smith Intl Inc                 COM              832110100  1049294   28560          SOLE    SOLE        0      0    0
Southern Co                    COM              842587107  1554572   49890          SOLE    SOLE        0      0    0
Southwest Airlines             COM              844741108   258000   15000          NONE    DEFINED,    0      0    0
                                                                                            1
Standard & Poors               COM              78462F103   675014    6914          SOLE    SOLE        0      0    0
Target Corp                    COM              87612E106  1918677   50705          SOLE    SOLE        0      0    0
Texas Instruments              COM              882508104  2510640  142650          SOLE    SOLE        0      0    0
Transocean Inc                 COM              G90078109   814757   37085          SOLE    SOLE        0      0    0
Viacom Inc Non Vtg Class B     COM              925524308  2715870   62205          SOLE    SOLE        0      0    0
Vornado Realty Trust           COM              929042109   392400    9000          NONE    DEFINED,    0      0    0
                                                                                            1
Walgreen Co                    COM              931422109  2521327   83765          SOLE    SOLE        0      0    0
Wal-Mart Stores Inc            COM              931142103   837252   15600          SOLE    SOLE        0      0    0
Wells Fargo & Co               COM              949746101   201600    4000          NONE    DEFINED,    0      0    0
                                                                                            1


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